INVENTORY (Details Narrative) - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023
Inventory Disclosure [Abstract]
Inventory, Net	$ 7,357,103	$ 10,594,936	$ 11,323,226